Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) [1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
OPERATING ACTIVITIES
Income before income taxes and Share in the profit (loss) of equity method accounted investees	$ 2,520	$ 49,138	$ 51,956	$ 18,575
Non-cash items adjustments:
Operating (income)	158	3,075	(1,884)	(1,544)
Depreciation	1,428	27,831	25,293	25,006
Amortization	138	2,696	2,694	3,043
Gain on sale of long-lived assets	(16)	(308)	(1,176)	(130)
Disposal of long-lived assets	21	416	579	1,290
Impairment of long-lived assets	43	833	1,427	5,102
Share of the profit of equity method accounted investees, net of taxes	(383)	(7,458)	(10,765)	736
Interest income	(197)	(3,842)	(1,464)	(2,100)
Interest expense	837	16,314	16,938	17,516
Foreign exchange loss (gain), net	191	3,729	(1,314)	(385)
Monetary position gain, net	(27)	(527)	(738)	(384)
Market value loss (gain) on financial instruments	36	706	(38)	264
Net cash flows from operating activities before changes in operating accounts	4,749	92,603	81,508	66,989
Trade accounts receivable and other current assets	(399)	(7,777)	(6,050)	2,551
Other current financial assets	(23)	(457)	(743)	31
Inventories	(396)	(7,726)	(7,835)	(247)
Derivative financial instruments	0	5	(69)	124
Trade accounts payable and other accounts	684	13,339	19,931	(1,847)
Other non-current liabilities	10	200	3	901
Other current financial liabilities	114	2,215	732	1,015
Employee benefits paid	(37)	(730)	(771)	(981)
Net cash generated from operations	4,702	91,672	86,706	68,536
Income taxes paid	(979)	(19,096)	(13,616)	(15,363)
Net cash generated by operating activities	3,723	72,576	73,090	53,173
INVESTING ACTIVITIES
Equity method accounted investees	(28)	(542)	(662)	(2,095)
Other equity investments	82	1,593	0
Other equity investments				(5,644)
Disposal of investments	0	0	(23,504)	0
Proceeds from investments	1,120	21,830	0	14,149
Interest received	190	3,712	1,715	2,106
Derivative financial instruments	(29)	(560)	213	(191)
Dividends received from equity method accounted investees	133	2,602	5,039	4,180
Property, plant and equipment acquisitions	(1,549)	(30,209)	(18,294)	(18,660)
Proceeds from disposal of property, plant and equipment	24	472	1,478	461
Acquisition of intangible assets	(114)	(2,231)	(2,005)	(1,482)
Proceeds from long-lived assets	0	0	976	0
Investment in other assets	(78)	(1,516)	(997)	(1,082)
Collections of other assets	9	181	213	526
Investment in other financial assets	(77)	(1,506)	(735)	(214)
Net cash (used in) investing activities	(2,383)	(46,432)	(46,175)	(31,367)
FINANCING ACTIVITIES
Proceeds from borrowings	830	16,185	39,888	129,371
Payments of bank loans	(507)	(9,882)	(38,747)	(63,278)
Interest paid	(429)	(8,358)	(9,469)	(9,615)
Derivative financial instruments	5	103	(3,245)	1,078
Dividends paid	(898)	(17,506)	(13,399)	(15,868)
Contribution from non-controlling interest	19	362	0	0
Acquisition of non-controlling interest	(14)	(266)	0	(11,692)
Interest paid derived from leases	(293)	(5,711)	(5,038)	(4,568)
Payments of leases	(482)	(9,397)	(7,287)	(5,242)
Other financing activities	(73)	(1,428)	308	(611)
Net cash (used in) generated by financing activities	(1,842)	(35,898)	(36,989)	19,575
(Decrease) increase in cash and cash equivalents	(502)	(9,754)	(10,074)	41,381
Cash and cash equivalents at the beginning of the period	4,996	97,407	107,624	65,562
Effects of exchange rate changes and inflation effects on cash and cash equivalents held in foreign currencies	(214)	(4,214)	(143)	681
Cash and cash equivalents at the end of the period	4,280	83,439	97,407	107,624
Coca-Cola FEMSA
INVESTING ACTIVITIES
Other acquisitions, net of cash acquired (see Note 4)	(121)	(2,356)	0	0
Proximity Division - Americas
INVESTING ACTIVITIES
Other acquisitions, net of cash acquired (see Note 4)	(65)	(1,263)	0	0
Valora
INVESTING ACTIVITIES
Other acquisitions, net of cash acquired (see Note 4)	(1,052)	(20,504)	0	0
Envoy and other acquisitions
INVESTING ACTIVITIES
Other acquisitions, net of cash acquired (see Note 4)	(825)	(16,076)	(9,612)	(23,284)
Other acquisitions
INVESTING ACTIVITIES
Other acquisitions, net of cash acquired (see Note 4)	$ (3)	$ (59)	$ 0	$ (137)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3